Pension arrangements - Defined benefit scheme (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2018 GBP (£) item	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Present value of additional contributions Group is expected to pay to remedy revised deficit		£ 1,917,000
Football League Pension and Life Assurance Scheme
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation					£ 30,400,000
Contribution to current accrual of benefits		£ 0
Present value of additional contributions Group is expected to pay to remedy revised deficit		1,917,000	£ 0	£ 0
Total contributions paid by Group based on actuarial valuation		459,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to defined benefit plan		2,638,000	1,146,000
Football League Pension and Life Assurance Scheme | Less than 1 year
Pension arrangements
Present value of outstanding contributions to defined benefit plan		434,000	425,000
Football League Pension and Life Assurance Scheme | Due after 1 year
Pension arrangements
Present value of outstanding contributions to defined benefit plan		£ 2,204,000	£ 721,000